INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

5)  INVENTORIES

a)   Accounting policy

These are evaluated and presented at the lower of average acquisition cost and net realizable value, whichever is lower. These include resale materials such as cellphones, SIM cards, accessories, consumption materials and maintenance. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs to sell.

Estimated impairment losses are set up for materials and devices considered obsolete or whose carrying amounts are in excess of those usually sold within a reasonable period. Additions and reversals of estimated impairment losses and inventory obsolescence are included in cost of goods sold (Note 25).

b)   Breakdown

	12.31.20	12.31.19
Materials for resale	590,706	539,822
Materials for consumption	37,156	41,584
Other inventories	35,109	24,115
Gross total	662,971	605,521
Estimated losses from impairment or obsolescence	(29,871)	(27,518)
Total	633,100	578,003